Financial Risks - Summary of Financial Liabilities Relating to Insurance and Investment Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	€ 110,818	€ 119,569
Liquidity risk [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	160,070	177,275
Insurance contracts for account of policyholders	201,339	188,331
Investment contracts	19,960	25,303
Investment contracts for account of policyholders	110,353	123,136
Liquidity risk [member] | On demand [member]
Financial liabilities relating to insurance and investment contracts [line items]
Investment contracts for account of policyholders	234	292
Liquidity risk [member] | Not later than 1 year [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	3,865	4,522
Insurance contracts for account of policyholders	8,122	7,719
Investment contracts	5,961	5,278
Investment contracts for account of policyholders	10,117	10,328
Liquidity risk [member] | 1-5 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	16,348	18,361
Insurance contracts for account of policyholders	33,916	32,577
Investment contracts	6,870	7,574
Investment contracts for account of policyholders	23,871	25,850
Liquidity risk [member] | Over 5 through 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	17,155	18,712
Insurance contracts for account of policyholders	35,391	33,490
Investment contracts	2,510	2,814
Investment contracts for account of policyholders	21,202	22,867
Liquidity risk [member] | Over 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	122,702	135,679
Insurance contracts for account of policyholders	123,911	114,545
Investment contracts	4,620	9,635
Investment contracts for account of policyholders	€ 54,930	€ 63,798